Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

March 12, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Value Line® Mid- and Large-Cap High Dividend ETF Shares, Direxion Value Line® Small- and Mid-Cap High Dividend ETF Shares and the Direxion Value Line® Conservative Equity ETF Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated March 7, 2015, filed electronically as Post-Effective Amendment No. 122 to the Trust’s Registration Statement on Form N-1A on March 6, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl

Angela Brickl

Chief Compliance Officer

Rafferty Asset Management, LLC